Accrued expenses	6 Months Ended
Jun. 30, 2024
Trade and other payables and accrued expenses
Accrued expenses

7.Accrued expenses

	As of
In CHF thousands	June 30, 2024	December 31, 2023
Accrued expenses	11,895	11,087
Total accrued expenses	11,895	11,087

Accrued expenses consists of accrued R&D costs, accrued payroll expenses and other accrued expenses totaling CHF 11.9 million and CHF 11.1 million as of June 30, 2024 and December 31, 2023, respectively.